Income Tax - Income (Loss) before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) recorded in The Netherlands	$ (33)	$ 54	$ 264
Income (loss) from foreign operations	(2,104)	282	427
Income (loss) before income tax benefit (expense)	$ (2,137)	$ 336	$ 691